LONG-TERM DEBT - Schedule of instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total debt	$ 1,758.7	$ 1,857.7		$ 1,592.4
Less: current portion of long-term debt (Note 24)	(1.9)	(110.0)
Long-term debt	1,756.8	1,747.7	[1]
$300 million senior debt notes, November 27,2017
Disclosure of detailed information about borrowings [line items]
Total debt	296.8	297.5
$500 million notes issued June 2014
Disclosure of detailed information about borrowings [line items]
Total debt	496.8	496.2
Series A - 3.64% 5-year notes due June 2018 ($35 million)
Disclosure of detailed information about borrowings [line items]
Total debt	0.0	34.9
Series B - 4.78% 10-year notes due June 2023 ($265 million)
Disclosure of detailed information about borrowings [line items]
Total debt	260.4	260.2
Series A - 3.89% 6-year notes due March 2018 ($75 million)
Disclosure of detailed information about borrowings [line items]
Total debt	0.0	73.6
Series B - 4.36% 8-year notes due March 2020 ($85 million)
Disclosure of detailed information about borrowings [line items]
Total debt	84.0	83.9
Series C - 4.76% 10-year notes due March 2022 ($200 million)
Disclosure of detailed information about borrowings [line items]
Total debt	192.1	192.0
Series D - 4.91% 12-year notes due March 2024 ($140 million)
Disclosure of detailed information about borrowings [line items]
Total debt	135.2	135.1
$270 million notes issued December 2009
Disclosure of detailed information about borrowings [line items]
Total debt	0.0	181.4
Senior notes
Disclosure of detailed information about borrowings [line items]
Total debt	1,465.3	1,754.8
$1 billion revolving facility
Disclosure of detailed information about borrowings [line items]
Total debt	291.5	27.0
$75 million revolving facility
Disclosure of detailed information about borrowings [line items]
Total debt	0.0	72.6
Debt from 50% interest in Canadian Malartic
Disclosure of detailed information about borrowings [line items]
Total debt	$ 1.9	$ 3.3

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.